SUMMARY OF PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2023
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
2.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

(a)   Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

The consolidated financial statements have been prepared assuming that the Group will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Group’s ability to generate cash flows from operations, and the Group’s ability to arrange adequate financing arrangements, to support its working capital requirements.

For the years ended December 31, 2021, 2022 and 2023, the Group incurred net losses of RMB621,025, RMB376,069 and RMB353,433, respectively, and generated negative cash flows from operating activities amounting to RMB688,837, RMB23,152 and RMB447,244, respectively. As of December 31, 2023, the Group had working capital of RMB188,268, shareholders’ deficit of RMB583,451, and cash and cash equivalents, and restricted cash balance of RMB623,548. As of December 31, 2023, the Group also had outstanding borrowings of RMB338,075 due in the next 12 months, and other current liabilities of RMB2,406,988, including accounts payable and accrued expenses and other current liabilities.

2.SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(a)   Basis of presentation (Continued)

Furthermore, under the equity financing agreement signed in 2020 (Note 10) between 1 Pharmacy Technology and its investors, if 1 Pharmacy Technology cannot complete qualified initial public offerings (“IPOs”) before June 30, 2023, the investors have the rights to request Yao Wang to redeem all or part of their equity at the price of the investment cost plus annual interest rate of 6%. As of December 31, 2023, redeemable non-controlling interests amounting to RMB 240,474 have been reclassified as accrued expense and other current liabilities; RMB 870,825 remained as redeemable non-controlling interests where significant majority of the investors signed commitments in 2023 to the Company, to agree to not exercise their redemption rights before June 30, 2024.

Management believes relevant conditions that raise substantial doubt about the Group’s ability to going concern are mitigated by the following plans and actions:

•

The Group has been actively communicating with redeemable non-controlling interest holders to reschedule the repayments or restructure the redemption obligations. As of the date of issuance of the financial statements, certain of these holders with carrying amount of RMB 383,577 at December 31, 2023 have signed the share repurchase agreements to facilitate the repayments where the first instalment is 10% of the principal to be repaid within 60 days after signing of the agreement, the second instalment will be 20% of the principal due on September 30, 2025 if the holders exercise their redemption rights, and the rest 70% principal as well as all accumulated interests will be due on September 30, 2026 if the holders exercise their redemption rights. Other holders with carrying amount of RMB 212,666 as of December 31, 2023 have signed commitments to rearrange their redemption schedules where 10% the principal is to be repaid within 60 days after signing the commitment letter and 90% of the principal as well as all accumulated interests will be due on September 30, 2025 if the holder exercise their redemption rights on June 30, 2025. As of the date of the issuance of the financial statements, RMB 205,000 of principal and RMB 41,753 of accrued interests are redeemable, and RMB 229,820 of principal and RMB 49,862 of accrued interests will be redeemable if the holders exercise their redemption right within one year of the issuance of the financial statements.

•

Management is seeking to secure more loan facilities to support its daily operations. As of the date of issuance of the financial statements, the Group has renewed a credit facility agreement with a bank which provides a credit facility, with expiry in January 2025, that allows the Group to borrow up to RMB130,000. Each bank borrowing under this facility agreement will be due in one year after drawdown date.

•

Management has taken or is in the process of exploring a variety of initiatives to improve the Group’s liquidity and financial position, including utilizing the supplier chain financings arrangement, as well as continuing efforts to achieve margin expansion and implement cost reduction program.

Based on the above actions, management believes, after considerations to its plans, that the Group has adequate resources to meet its obligations as they come due for at least twelve months from the date of issuance of these financial statements. Accordingly, the management has prepared the financial statements on the going concern basis.

Should the Group not be able to reschedule the potential repayments or restructure its redemption obligations of the remaining non-controlling interest holders with redemption amount of RMB 526,435 as of the date of the issuance of the financial statements or should the Group be unable to continue to achieve its planned efforts of margin expansion and cost reduction implementation program, the Group will need to raise additional funds or reduce expenditures to continue as a going concern. Based on the facts above, substantial doubt exists as to whether the Group will continue as a going concern. The financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or to the amounts and classification of liabilities that might be necessary should the Group not continue as a going concern.

The consolidated financial statements include the financial statements of the Company, its subsidiaries, former VIE and former VIE’s subsidiaries for which the Company is the primary beneficiary. All intercompany transactions, balances and unrealized profit and losses have been eliminated upon consolidation.

2.SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(a)   Basis of presentation (Continued)

The Group evaluates the need to consolidate certain former VIE in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support or the entity is structured with disproportionate voting rights, and substantially all of the activities are conducted on behalf of an investor with disproportionately few voting rights.

The Group is deemed as the primary beneficiary of and consolidates variable interest entities when the Group has the power to direct the activities that most significantly impact the economic success of the entities and effectively assumes the obligation to absorb losses or has the rights to receive benefits that are potentially significant to the entities.

(b)Basis of consolidation

As of the commence date of the Group, as a foreign-invested company engaged in Internet-based businesses, the Group is subject to significant restrictions under current PRC laws and regulations, specifically the Company and its PRC subsidiary, 1 Pharmacy Technology, are both restricted from holding the licenses that are necessary for the online operation in China. To comply with these restrictions, the Company conducts the online operations principally through Yihao Pharmacy Chain via Yihao Pharmacy. Yihao Pharmacy Chain holds the licenses necessary to conduct the internet-related operations of 1 Medicine Marketplace and 1 Pharmacy in China. The foreign party investing in e-commerce business, as a type of value-added telecommunication services, has been allowed to hold up to 100% of the equity interests of the Foreign-Invested Telecommunications Enterprises (FITE) in 2015. Yihao Pharmaceutical Chain operates e-commerce business, which falls within the scope of online data processing and transaction processing (operating e-commerce), and therefore 111, Inc. is allowed to hold 100% of its equity.

Prior to the reorganization in February 2022, since the Company does not have any equity interests in Yihao Pharmacy, in order to exercise effective control over its operations, the Company, through its wholly owned subsidiary, 1 Pharmacy Technology, entered into a series of contractual arrangements with Yihao Pharmacy and its shareholders, pursuant to which the Company is entitled to receive effectively all economic benefits generated from Yihao Pharmacy shareholders’ equity interests in it. Details of the key agreements entered into between 1 Pharmacy Technology, Yihao Pharmacy and each of its two individual shareholders nominated by the Founders (“Nominees”) in September 2013 are as follows:

Exclusive Option Agreement: Under the exclusive option agreement, the Nominees granted an irrevocable assets and equity option to 1 Pharmacy Technology, that entitles 1 Pharmacy Technology or its designated entity or individual to acquire all or a portion of the assets owned by Yihao Pharmacy and its subsidiaries and all the equity interests held by nominees in Yihao Pharmacy and its subsidiaries at its sole discretion, at zero price or the lowest price permitted under PRC laws then in effect. The option may be exercised by 1 Pharmacy Technology or its designee. The exclusive option agreement remains effective for the same period as the exclusive support service agreement.

Proxy Agreement: Under the shareholder voting right proxy agreement, the Nominees irrevocably grant any person designated by 1 Pharmacy Technology the power to exercise all voting rights. This Agreement may not be terminated without the consent of 1 Pharmacy Technology, which may unilaterally terminate the agreement, by giving a thirty (30) day prior written notice to the Nominees. The proxy agreement remains in force for the same period as the exclusive support services agreement.

In February 2022, 1 Pharmacy Technology purchased equity interests in Yihao Pharmacy from its shareholders, Mr. Yue Xuan and Ms. Jing Liu, at fair value; and, as a results, the contractual arrangements of VIE were terminated. Following such transaction, all of the former VIEs became the Company’s subsidiaries in which the Company had direct equity ownership.

2.SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(b)Basis of consolidation (Continued)

The agreements that transfer economic benefits to the Company include:

Equity Pledge Agreement: Under the equity pledge agreement, all of the equity interest in Yihao Pharmacy were pledged to 1 Pharmacy Technology to guarantee the performance of the obligations of Yihao Pharmacy and Nominees under the exclusive support services agreement, the proxy agreement, the exclusive option agreement, and repayment of all accounts payable to 1 Pharmacy Technology from time to time. If the Nominees or Yihao Pharmacy breach their respective contractual obligations, 1 Pharmacy Technology, as pledgee, will be entitled to certain rights, including the right to dispose the pledged equity interests. Pursuant to the equity pledge agreement, the Nominees shall not transfer, assign or otherwise create any new encumbrance on their respective equity interest in Yihao Pharmacy without the prior written consent of 1 Pharmacy Technology. The equity pledge right enjoyed by 1 Pharmacy Technology will expire when the Nominees and Yihao Pharmacy have fully performed their respective contractual obligations, including but not limited to pay services fees to the 1 Pharmacy Technology under the exclusive support services agreement, authorize the 1 Pharmacy Technology to act as its attorney-in fact to exercise shareholders’ rights of Nominees under the proxy agreements, grant exclusive option to the 1 Pharmacy Technology or any third party designated by 1 Pharmacy Technology to purchase all or part of their respective equity interests at the lowest price permitted by law under the exclusive option agreements, and repay all accounts payable to 1 Pharmacy Technology.

Exclusive Support Service Agreement: Pursuant to the exclusive support service agreement, 1 Pharmacy Technology provides Yihao Pharmacy with a series of technical support services and is entitled to receive related fees. This agreement shall be in full force and effective until Yihao Pharmacy’s valid operation term as stated on business license expires. During the term of this agreement, 1 Pharmacy Technology shall be the exclusive provider of the services. Yihao Pharmacy shall not seek or accept similar services from other providers without the prior written approval of 1 Pharmacy Technology. The agreement will remain effective for ten years and will be automatically extended for another ten years thereafter, unless 1 Pharmacy Technology terminates the agreement or it is terminated in advance pursuant to other provisions of the agreement such as bankruptcy of one party or one party’s failure to perform its obligation for more than six consecutive months due to a force majeure event.

In September 2019, exclusive support services agreements with each of the variable interest entities were amended, pursuant to which, the variable interest entities agree to pay service fees in an amount equivalent to the balance calculated as 3% of quarterly revenue (exclusive of revenue from related parties) of the variable interest entities on a quarterly basis. 1 Pharmacy Technology has the right to delay or waive payment of service fees at its discretion and the service fee level is subject to adjustment at any time upon mutual agreement between 1 Pharmacy Technology and the variable interest entities.

Similar contractual agreements were also entered into by 1 Pharmacy Technology, Yihao Pharmaceutical Chain and Yao Wang, and their respective shareholders in September 2013 and September 2019.

US GAAP provides guidance on the identification of VIE and financial reporting for entities over which control is achieved through means other than voting interests. The Group evaluates each of its interests in an entity to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. In determining whether the Group is the primary beneficiary, the Group considers if the Group (1) has power to direct the activities that most significantly affect the economic performance of the VIE, and (2) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

The irrevocable power of attorney has conveyed all shareholder rights held by the former VIE’s shareholders to 1 Pharmacy Technology, including the right to appoint board members who nominate the general managers of the former VIE to conduct day-to-day management of the former VIE’s businesses, and to approve significant transactions of the former VIE. In addition, the exclusive option agreements provide 1 Pharmacy Technology with a substantive kick-out right of the former VIE’s shareholders through an exclusive option to purchase all or any part of the shareholders’ equity interest in the former VIE at zero price or the lowest price permitted under PRC laws then in effect. In addition, through the exclusive support services agreements, the Company established the right to receive benefits from the former VIE that could potentially be significant to the former VIE, and through the equity pledge agreement, the Company has, in substance, an obligation to absorb losses of the former VIE that could potentially be significant to the former VIE.

2.SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(b)Basis of consolidation (Continued)

The Group believes that there are no assets held in the former VIE that can be used only to settle obligations of the former VIE, except for registered capital and the PRC statutory reserves. As the former VIE are incorporated as limited liability companies under the PRC Company Law, creditors of the former VIE do not have recourse to the general credit of the Company for any of the liabilities of the former VIE.

The following financial information of the former VIE and its subsidiaries were the amounts after elimination of intercompany transactions and balances.

As of December 31, 2021, the former VIE and former VIE’s subsidiaries accounted for an aggregate of 36% of the consolidated total assets and the consolidated total liabilities. The former VIE and its subsidiaries contributed 41% of the Group’s consolidated revenue for the year ended December 31, 2021. The former VIE and its subsidiaries accounted for 22% of the Group’s consolidated operating cash inflow, 30% of the Group’s consolidated investing cash outflow, 18% of the Group’s consolidated financing cash inflow for the year ended December 31, 2021.

For two months ended February 28, 2022, the former VIE and its subsidiaries did not contribute materially to the Group’s consolidated revenues, total assets and total liabilities, operating cash outflow.

(c)   Use of estimates

The preparation of the financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the period. Areas where management uses subjective judgment include estimating inventory net realizable value, and assumptions used in valuation of share-based compensation. Management bases the estimates on historical experience and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

(d)   Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

(e)   Restricted cash

Restricted cash mainly represents the Group’s deposits to the banks as a form of security with respect to the Group’s debt. The cash held as deposits in the bank are not available to fund the general operating purposes of the Group.

(f)   Short-term investments

Short-term investments include (i) structured deposits from commercial banks with guaranteed principal and variable interest rates indexed to the performance of underlying assets and with maturities of one year or less; (ii) fund products purchased from certain financial institutions with maturities of one year or less. The Group classifies the short-term investments in debt securities as held-to-maturity when it has both the positive intent and ability to hold them until maturity. Short-term investments that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Short-term investments that do not meet the criteria of held-to-maturity or trading securities are classified as available-for-sale, and are reported at fair value with changes in fair value with the unrealized gains or losses recorded in accumulated other comprehensive income (loss) as a component of shareholders’ equity (deficit). The Group has no intent to hold the debt securities till maturity or may sell the debt securities in response to the changes in economic conditions and classified all short-term investments as available-for-sale debt securities as of December 31, 2022 and 2023.

2.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(f)   Short-term investments (Continued)

Credit-related impairment is measured as the difference between the debt security’s amortized cost basis and the present value of expected cash flows and is recognized as an allowance on the balance sheet with a corresponding adjustment to earnings. The allowance should not exceed the amount by which the amortized cost basis exceeds fair value. As of December 31, 2022 and 2023, the fair value of the Group’s available-for-sale debt securities is approximate their amortized cost amounting to RMB 205,861 and RMB 50,143, respectively. The Group did not identify any factors that are indicative of impairment with respect to its available-for-sale debt securities.

(g)   Accounts receivable, net

Accounts receivable mainly consists of amounts due from the Group’s customers, which is recorded net of allowance for credit losses.

The Group adopted ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments using the modified retrospective transition method. The Group applied a current expected credit losses (“CECL”) model based on historical experience, the age of the accounts receivable balances, credit quality of its customers, economic conditions, and other factors that may affect its ability to collect from customers and the impact of CECL is not material for the years ended December 31, 2021, 2022 and 2023.

Total allowance for
credit losses
Balance at December 31, 2021	1,148
Credit loss expense	2,571
Write-offs	(89)

Balance at December 31, 2022	3,630
Credit loss expense	1,950
Write-offs	(1,298)

Balance at December 31, 2023	4,282

(h)   Inventories

Inventories, consisting of products available for sale, are accounted for using the weighted average cost method, and are valued at lower of cost or the net realizable value. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving or damaged products, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. Write-downs are recorded in cost of products sold in the consolidated statements of comprehensive loss.

(i)   Property and equipment

Property and equipment are stated at cost less accumulated depreciation and impairment. The renovations, betterments and interest cost incurred during construction are capitalized. Property and equipment are depreciated at their costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Leasehold improvements	Shorter of the lease term or their estimated useful lives
Furniture, fixtures and equipment	3-5 years
Electronic equipment	3-5 years
Vehicles	4-5 years

2.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(i)   Property and equipment (Continued)

Construction in progress represents leasehold improvements under construction or being installed and is stated at cost. Cost comprises original cost of property and equipment, installation, construction and other direct costs. Construction in progress is transferred to leasehold improvements and depreciation commences when the asset is ready for its intended use.

Expenditures for repairs and maintenance are expensed as incurred. Gain or loss on disposal of property and equipment, if any, is recognized in the consolidated statements of comprehensive loss as the difference between the net sales proceeds and the carrying amount of the underlying asset. Accumulated depreciation was RMB 117,400 and RMB 135,644 as of December 31, 2022 and 2023, respectively. Depreciation expense was RMB25,513, RMB39,081 and RMB20,769 for the years ended December 31, 2021, 2022 and 2023, respectively. There was no interest cost capitalized during the years ended December 31, 2021, 2022 and 2023.

(j)   Intangible assets

Intangible assets mainly consist of externally purchased software and licenses. Software are amortized over an estimated useful life of ten years on a straight-line basis. Licenses are amortized over the remaining estimated useful life on a straight-line basis. Accumulated amortization was RMB8,632 and RMB9,643 as of December 31, 2022 and 2023, respectively. Amortization expense was RMB1,708, RMB 1,738 and RMB1,011 for the years ended December 31, 2021, 2022 and 2023, respectively.

(k)   Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. For the years ended December 31, 2021, 2022 and 2023, there was no impairment recognized for the Group’s long-lived assets.

(l)   Long-term investments

The Group’s investments in equity investees consist of investments in equity securities without readily determinable fair values and equity method investments in privately-held companies.

The Group measures its equity securities without a readily determinable fair value at its cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.

The Group accounts for its equity investments over which it has significant influence but does not own a majority equity interest or otherwise control using the equity method. The Group adjusts the carrying amount of the investments and recognizes in earnings its share of the earnings or loss of the investee after the date of investment.

These investments are measured at fair value on a nonrecurring basis when there are events or changes in circumstances that may have a significant adverse effect. An impairment loss is recognized in the consolidated statements of comprehensive loss equal to the amount by which the carrying value exceeds the fair value of the investment.

2.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(m)   Revenue recognition

The Group follows five steps for its revenue recognition under Accounting Standard Codification (“ASC”)606:

●Step 1: Identify the contract (s) with a customer
●Step 2: Identify the performance obligations in the contract
●Step 3: Determine the transaction price
●Step 4: Allocate the transaction price to the performance obligations in the contract
●Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

The Group’s revenue is reported net of discounts, value added tax and related surcharges. The primary sources of the Group’s revenues are as follows:

Product revenues

The Group recognizes revenues from the sale of medicines, healthcare products and other wellness merchandise through its online platforms, including its internet website 1 Medicine Marketplace, cellular phone application, other online channels and its offline pharmacies mainly to individual consumers (the “B2C Business”). The Group also generates revenues from the sale of medicines to its pharmacy customers mainly through the online platform 1 Pharmacy (the “B2B Business”).

Under both B2C Business and B2B Business, revenues from product sales are recognized at the point in time when the delivery is made and when title and risk of loss transfers to the consumers and pharmacy customers. Revenues are measured at the amount of consideration the Group expects to receive in exchange for transferring products to consumers and pharmacy customers (“transaction price”). The Group provides the right of return in circumstances when there is packing or delivery damage or other quality problems identified which is considered to be a form of variable consideration. The Group estimates sales returns based on historical experience and based on such, the amount of sales returns accrual was insignificant as of December 31, 2021, 2022 and 2023.

The Group voluntarily provides discount coupons through its websites during its marketing activities. These coupons are not related to prior purchases, and can only be utilized in conjunction with subsequent purchases on the Group’s platforms. The coupons are recorded as a reduction of revenue at the time of use.

Under both B2B and B2C Businesses the Group utilizes delivery service providers to deliver products to its consumers and pharmacy customers (“shipping activities”) but the delivery service is not considered as a separate obligation as the shipping activities are performed before the consumers and pharmacy customers obtain control of the products. Therefore, shipping activities are not considered a separate promised service to the consumers and pharmacy customers, but rather are activities to fulfill the Group’s promise to transfer the products and are recorded as fulfillment expenses.

Product revenues are recorded net of surcharges and value added tax (“VAT”) ranging from 0% to 13% for different kinds of products based on the sales amount. Surcharges are sales related taxes representing the City Maintenance and Construction Tax and Education Surtax. The Group records revenues on a gross basis because the Group controls the products before they are transferred to the consumers and pharmacy customers determined on the basis that: (1) the Group is primarily responsible for fulfilling its promise to deliver the specified products to consumers and pharmacy customers; (2) the Group has inventory risk before the specified products are transferred to a consumers and pharmacy customers or after transfer of control to the consumers and pharmacy customers, and (3) the Group has discretion in establishing the price for the specified products.

2.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(m)   Revenue recognition (Continued)

Service revenues

Service revenues primarily consist of fees charged to third-party marketplace sellers for whom the Group acts as an agent to facilitate the marketplace sellers’ online sales of their products through the online platforms 1 Medicine Marketplace and 1 Pharmacy, which is referred to as marketplace service (“MP”) revenue. The Group has determined it is not the principal in the arrangement as it is not responsible to fulfill the order for the specified products, it does not bear the inventory risk for the products, nor does it have the ability to establish prices. The Group also provided digital marketing service, and supply chain management to customers (collectively referred to “other services”), which it recognizes over time when the customer simultaneously receives and consumes the benefits provided by the Group’s performance, or recognize at a point in time when the customer obtains control of the goods and services.

Contract balances

Accounts receivable represents amounts invoiced and revenue recognized prior to invoicing when the Group has satisfied its performance obligation and the unconditional right to payment.

The estimated inventories in-transit relating to estimated returns are contract assets included in inventories.

Contract liabilities consist of advance payments, which were recorded in accrued expenses and other current liabilities.

(n)   Cost of products sold

Cost of products sold consists of the purchase price of products and inbound shipping charges. The Group periodically receives rebates from certain vendors in the form of cash or credits. The Group accounts for the rebates as a reduction to the price the Group pays for the products purchased and therefore records such amounts as a reduction of cost of products sold and inventory when recognized in the financial statements. Cost of products does not include other direct costs related to cost of product sales such as shipping and handling expense, payroll and benefits of logistics staff, logistics centers rental expenses and depreciation expenses. Therefore, the Group’s cost of products sold may not be comparable to other companies which include such expenses in their cost of products.

(o)   Fulfillment expenses

Fulfillment expenses primarily consist of payroll, bonus and benefits of logistics staff, logistics centers rental expenses, depreciation expenses, shipping and handling expenses, and packaging expenses.

(p)   Selling and marketing expenses

Selling and marketing expenses primarily consist of payroll, bonus and benefits of sales and marketing staff, advertising costs, agency fees and costs for promotional materials.

Advertising expenses are charged to the statements of comprehensive loss in the period incurred. The amounts of advertising expenses incurred were RMB 30,135, RMB 35,647 and RMB 35,684 for the years ended December 31, 2021, 2022 and 2023, respectively.

(q)   Technology expenses

Technology expenses primarily consist of technology infrastructure expenses, payroll, bonus and benefits of the employees, and costs associated with the computer, storage and telecommunications infrastructure for use in technology department.

2.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(q)   Technology expenses (continued)

For internal and external use software, the Group expenses all costs incurred for the preliminary project stage and post implementation-operation stage of development, and costs associated with repair or maintenance of the existing platform. Costs incurred in the application development stage are capitalized and amortized over the estimated useful life. The amount of the Group’s technology expenses qualifying for capitalization has been insignificant, and as a result, all development costs incurred for development of internal used software have been expensed as incurred.

(r)   General and administrative expenses

General and administrative expenses primarily consist of payroll, bonus and benefit costs for corporate employees, legal, finance, rental expenses and other corporate overhead costs.

(s)   Government grants

Government grants represent rewards provided by the relevant PRC government authorities to the Group for tax refunds and support for investment in certain local districts, which are typically granted based on the amount of investments the Group made as well as income generated by the Group in such districts. Such subsidies allow the Group full discretion to utilize the funds and are used by the Group for general corporate purposes. Normally, the Group does not receive written confirmation from local governments indicating the approval of the cash subsidy before cash is received, and therefore cash subsidies are recognized when received or when all the conditions for their receipts have been satisfied. Government grants recognized were RMB 2,947, RMB 13,190 and RMB 7,463 for the years ended December 31, 2021, 2022 and 2023, respectively, which were recorded in other operating income (expenses), net.

(t)   Income taxes

Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. As part of the process of preparing financial statements, the Group is required to estimate its income taxes in each of the jurisdictions in which it operates. The Group accounts for income taxes using the liability method. Under this method, deferred income taxes are recognized for tax consequences in future years of differences between the tax bases of assets and liabilities and their reported amounts in the financial statements at each year-end and tax loss carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates applicable for the differences that are expected to affect taxable income. Deferred tax assets are reduced by a valuation allowance when, based upon the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Group applies the provisions of ASC Topic 740, Income Taxes (“ASC 740”), in accounting for uncertainty in income taxes. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group has elected to, as a policy, classify interest and penalties related to an uncertain tax position (if and when required) as part of income tax expense in the consolidated statements of comprehensive loss. The Group does not have any unrecognized tax benefits for the years ended December 31, 2021, 2022 and 2023.

(u)   Value added taxes

The Group’s PRC subsidiaries are subject to VAT at rates ranged from 0% to 13% on proceeds received from customers, and are entitled to a deduction for VAT already paid or borne on the products purchased by them. The VAT balance is recorded in other current assets or other current liabilities on the consolidated balance sheets.

2.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(v)   Comprehensive income (loss)

Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. During the periods presented, comprehensive income (loss) is reported in the consolidated statements of comprehensive loss, and other comprehensive loss includes foreign currency translation adjustments and fair value changes of available-for-sale debt securities.

(w)   Foreign currency translation

The reporting currency of the Group is the Renminbi (“RMB”). The functional currency of the Company and Yao Wang is the United States dollar (“US dollar”). The functional currency of all the other significant subsidiaries and the former VIEs is RMB. The determination of the respective functional currency is based on the criteria of ASC 830, Foreign Currency Matters.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are re-measured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of comprehensive loss.

Assets and liabilities are translated from each entity’s functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of accumulated other comprehensive loss in the consolidated statements of shareholders’ equity (deficit).

(x)   Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investments, accounts receivable and prepayments. The Group places its cash and cash equivalents, restricted cash and short-term investments with financial institutions with high-credit ratings and quality. Accounts receivable mainly consist of amounts receivable from B2B customers, product delivery service providers and payment processing service providers, which are all with relatively good collection history. There are no significant concentrations of credit risk.

Concentration of customers

There were no customers individually representing 10% or more of revenues for the years ended December 31, 2021, 2022 and 2023.

There were no customers accounted for 10% or more of balances of accounts receivable as of December 31, 2022 and 2023.

(y)   Foreign currency risk

Renminbi (“RMB”) is not a freely convertible currency. The State Administration of Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents of the Group included aggregated amounts of RMB 645,060 and RMB 564,317, which were denominated in RMB, as of December 31, 2022 and 2023, respectively.

2.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(z)   Fair value

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The fair value guidance describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group measures fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates.

The estimated fair value of the Group’s financial instruments of which the inputs used to value are classified as Level 2 and are not reported at fair value, including cash and cash equivalents, restricted cash, accounts receivable, other current assets, accounts payable, short-term borrowings, other current liabilities, approximates their carrying value due to their short-term nature.

As of December 31, 2023, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

Fair Value Measurements at Reporting Date Using
		Quoted Prices		Significant
	Fair Value	in Active Markets	Significant Other	Unobservable
	as of	for Identical	Observable	Inputs
	December 31, 2023	Assets (Level 1)	Inputs (Level 2)	(Level 3)

Short-term investments	50,143	—	50,143	—

The fair values of wealth management products are the redemption price provided by the investment bank or fund company that sells such financial products. There are observable and market-based inputs but not quoted prices in active markets for identical assets. If statements are not available, the Group will measure fair value using valuation techniques that use current market-based parameters, such as currency rates. The total gain recognized for change in fair values of short-term investments is RMB 7,801, RMB 4,464 and RMB 4,166 for the years ended December 31, 2021, 2022 and 2023.

2.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(aa)   Share-based compensation

The Group grants share options and restricted share units of the Company and its subsidiary to eligible employees and a few non-employees and accounts for these share based awards in accordance with ASC 718 Compensation-Stock Compensation.

Share-based awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at grant date if no vesting conditions are required; or b) using straight-line vesting method over the requisite service period, which is the vesting period. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed. A cancellation of an award that is not accepted by the concurrent grant of (or offer to grant) a replacement award or other valuable consideration shall be accounted for as a refund for no consideration. Correspondingly, any previously unrecognized compensation cost shall be recognized at the cancellation date.

The Black Scholes option pricing model is applied in determining the estimated fair value of the options granted to employees. Market approach or income approach is applied in determining the fair value of the restricted shares of limited liability partnerships (“LLPs”).

The Group estimates the Company’s subsidiary’s enterprise value for purposes of recording share-based compensation, and the information considered by the Company mainly include but are not limited to the pricing of recent rounds of financing, future cash flow forecasts, discount rates, and liquidity factors.

The compensation expense for the awards with performance conditions is based upon the Group’s judgement of likely future performance and may be adjusted in future periods depending on actual performance.

(ab) Treasury shares

Treasury shares represent shares repurchased by the Company that are no longer outstanding and are held by the Company. Treasury shares are accounted for under the cost method. Under the repurchase plan, the Company had repurchased an aggregate of 333,000, nil and nil ordinary shares on the open market for total cash consideration of RMB 5,887, nil and nil for the years ended December 31, 2021, 2022 and 2023. The repurchased shares are presented as “treasury shares” on the consolidated balance sheets. Repurchased shares were reserved for the share settlement upon share option exercises or RSU vests.

(ac) loss per share

Basic loss per ordinary share is computed by dividing net loss attributable to ordinary shareholders by weighted average number of ordinary shares outstanding during the period.

Diluted loss per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group has stock options and restricted share units, which could potentially dilute basic loss per share in the future. To calculate the number of shares for diluted loss per share, the effect of the stock options and restricted share units is computed using the treasury stock method. Ordinary share equivalents are excluded from the computation of the diluted loss per share in years when their effect would be anti-dilutive.

(ad) Segment reporting

In accordance with ASC 280, Segment Reporting, the Group’s chief operating decision maker (the “CODM”) has been identified as the Co-Chairmen and Chief Executive Officer, who review the segment information when making decisions about allocating resources and assessing performance of the Group. The Group classifies its operations into two segments: B2C segment and B2B segment whereby the B2C business represents revenue generated from individual consumers while B2B business represents revenue generated from corporate customers. There are no internal revenue transactions between the reportable segments. The Group does not distinguish expenses between segments in its internal reporting, and reports expenses by nature as a whole. Furthermore, the Group’s CODM is not provided with asset information by segment. As such, no asset information by segment is presented. The information of segment reporting is presented consistently for the years ended December 31, 2021, 2022 and 2023. The following tables summarize the Group’s product revenues and segment profit generated by its segments.

2.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(ad) Segment reporting (Continued)

	Years Ended December 31,
	2021	2022	2023
B2C segment
Product revenues	491,855	408,305	357,975
Service revenues	30,896	33,223	19,388
Cost of products sold*	(413,333)	(345,065)	(297,979)
Segment profit for B2C Business	109,418	96,463	79,384

B2B segment
Product revenues	11,839,850	12,995,131	14,483,935
Service revenues	63,301	80,039	86,831
Cost of products sold*	(11,391,474)	(12,331,657)	(13,801,172)
Segment profit for B2B Business	511,677	743,513	769,594

Total segment profit	621,095	839,976	848,978
*

For segment reporting purpose, purchase rebate is allocated to B2C segment and B2B segment primarily based on the amount of cost of products sold for each segment. Cost of products sold does not include other direct costs related to cost of product sales such as shipping and handling expense, payroll and benefits of logistic staff, logistic centers rental expenses and depreciation expenses, which are recorded in the fulfillment expenses.

The following is a reconciliation of the reportable segments’ measures of profit or loss to the Group’s consolidated loss before income taxes:

	Years Ended December 31,
	2021	2022	2023

Total profit for reportable segments	621,095	839,976	848,978
Unallocated amounts:
Fulfillment expenses	(355,836)	(401,414)	(400,538)
Selling and marketing expenses	(513,146)	(457,880)	(448,387)
General and administrative expenses	(206,981)	(205,623)	(224,202)
Technology expenses	(189,284)	(139,504)	(124,341)
Other operating income (expenses), net	2,012	(6,556)	(1,607)
Interest income	9,776	8,118	8,834
Interest expense	(5,488)	(13,443)	(20,141)
Foreign exchange gain (loss)	1,937	(7,875)	610
Other income, net	14,890	8,132	7,612
Loss before income tax	(621,025)	(376,069)	(353,182)

2.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(ad) Segment reporting (Continued)

Revenues from different product groups and services are as follows:

	Years Ended December 31,
	2021	2022	2023
Product Revenues	12,331,705	13,403,436	14,841,910
Drugs	11,681,106	12,572,634	13,883,055
Nutritional supplements	442,497	554,789	631,122
Medical supplies and devices	124,919	164,916	157,504
Other products.	83,183	111,097	170,229
Service Revenues	94,197	113,262	106,219
MP Service	52,309	68,477	70,271
Other Services	41,888	44,785	35,948
Total	12,425,902	13,516,698	14,948,129

(ae) Leases

Under ASC Topic 842, Leases (“ASC 842”), the Group determines if a contract is or contains a lease at the inception of the contract, and the Group classifies that lease as a finance lease if it meets certain criteria or as an operating lease when it does not.

At the commencement date of a lease, the Group recognizes a lease liability for future fixed lease payments and a right-of-use (“ROU”) asset representing the right to use the underlying asset during the lease term. The lease liability is initially measured as the present value of the future fixed lease payments that will be made over the lease term. The lease term includes lessee options to extend the lease and periods occurring after a lessee early termination option, only to the extent it is reasonably certain that the Group will exercise such extension options and not exercise such early termination options, respectively. The future fixed lease payments are discounted using the rate implicit in the lease, if available, or the incremental borrowing rate (“IBR”). The Group’s IBR is estimated to approximate the interest rate on similar terms and payments and in economic environments where the leased asset is located. Current maturities and long-term portions of operating lease liabilities are classified as accrued expenses and other current liabilities and long-term operating lease liabilities, respectively, in the consolidated balance sheets.

The ROU asset is measured at the amount of the lease liability with adjustments, if applicable, for lease prepayments made prior to or at lease commencement, initial direct costs incurred by the Group and lease incentives. The Group evaluates the carrying value of ROU assets if there are indicators of impairment and review the recoverability of the related asset group.

The Group’s leases include offices and warehouses which are all classified as operating leases with fixed lease payments, or minimum payments, as contractually stated in the lease agreement. For operating leases, lease expense relating to fixed payments is recognized on a straight-line basis over the lease term.

(af) Non-controlling interests

For the Company’s consolidated subsidiaries and former VIE, non-controlling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. Non-controlling interests are classified as a separate line item in the equity section of the Group’s consolidated balance sheets and have been separately disclosed in the Group’s consolidated statements of operations and comprehensive loss to distinguish the interests from that of the Company.

2.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(ag) Redeemable non-controlling interest

The Group classifies the redeemable non-controlling interest as mezzanine equity as the non-controlling interest is redeemable upon the occurrence of an event not solely within the control of the Group.

Due to the probability of being redeemed, the Group adjusts the carrying amount of the mezzanine equity to equal the redemption value at the end of each reporting period as if it was the redemption date for the redeemable non-controlling interest. The balance of the redeemable non-controlling interest is reported at the greater of the initial carrying amount adjusted for the redeemable non-controlling interest’s share of earnings or losses and other comprehensive income or loss, or its estimated redemption value. The resulting changes in the estimated redemption amount (increases or decreases) are recorded in net loss or profit attributable to non-controlling interests. These interests are presented on the consolidated balance sheets outside of equity under the caption “Redeemable non-controlling interest”.

According to ASC 480, if a financial instrument will be redeemed only upon the occurrence of a conditional event, redemption of that instrument is conditional and, therefore, the instrument does not meet the definition of mandatorily redeemable financial instrument. The financial instrument would be assessed at each reporting period to determine whether circumstances have changed such that the instrument now meets the definition of a mandatorily redeemable instrument (that is, the event is no longer conditional). If the event has occurred, the condition is triggered, or the event has become certain to occur, the financial instrument is reclassified as a liability.

(ah) Recently issued accounting pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The ASU expands public entities’ segment disclosures by requiring disclosure of significant segment expenses that are regularly reviewed by the chief operating decision maker (“CODM”) and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. The ASU also allows, in addition to the measure that is most consistent with U.S. GAAP, the disclosure of additional measures of segment profit or loss that are used by the CODM in assessing segment performance and deciding how to allocate resources. The ASU is effective for the Company’s Annual Report on Form 20F for the fiscal year ended December 31, 2024, and subsequent interim periods, with early adoption permitted. The Company does not expect the adoption of this ASU will have a significant impact on its consolidated financial statements.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This ASU requires disclosure of specific categories in the rate reconciliation and additional information for reconciling items that meet a quantitative threshold. The amendment also includes other changes to improve the effectiveness of income tax disclosures, including further disaggregation of income taxes paid for individually significant jurisdictions. This ASU is effective for annual periods beginning after December 15, 2024. Adoption of this ASU should be applied on a prospective basis. Early adoption is permitted. The Company does not expect the adoption of this ASU will have a significant impact on its consolidated financial statements.

(ai) Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive loss, and consolidated statements of cash flows from RMB into US dollar as of and for the year ended December 31, 2023 are solely for the convenience of the readers and were calculated at the rate of 7.0999, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 29, 2023. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US dollar at that rate on December 31, 2023, or at any other rate.

(aj) Structured payment arrangements

Reverse factoring arrangements

2.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(aj) Structured payment arrangements (Continued)

In 2021, the Group entered into a structured payment arrangement with a bank (“reverse factoring arrangement”). Under the reverse factoring arrangement, certain suppliers were able to put their receivables from the Group to the bank for early payment.

As a result of the reverse factoring arrangements, the payment terms of the Group’s original accounts payables were substantially modified and considered extinguished as the nature of the original liability has changed from accounts payables to loan borrowings from the bank. The agreement does not require that the entity provide assets pledged as security for the reverse factoring arrangement. The proceeds from the bank used to settle the payables and subsequent repayments to the bank are considered financing activities and reported as “Proceeds from other financing activities” and “Repayment for other financing activities” on the consolidated statements of cash flows, respectively. The interest expense charged from the bank at annual rate of 4.35%, is recorded in interest expense in the consolidated statements of comprehensive loss. As of December 31, 2022 and 2023, the outstanding confirmed amount from the reverse factoring arrangements were RMB 64,120 and RMB 98,109 respectively, which is repayable within one year and are included in “Accrued expenses and other current liabilities” on the consolidated balance sheets. The rollforward of obligations under its reverse factoring arrangements for years ended December 31, 2022, and 2023, are as follows:

	As of December 31,
	2022	2023
The outstanding confirmed amount at the beginning of the year	46,900	64,120
The amount of obligation confirmed during the year	266,770	303,764
The amount of obligation paid during the year	(249,550)	(269,775)
The outstanding confirmed amount at the end of the year	64,120	98,109

Factoring program

In 2021, the Group entered into factoring agreement with recourse with a third-party financial institution, pursuant to which the institution will make an advance payment of accounts with credit term of 30 days typically. The term of the loan is mostly three months. The agreement requires that the entity provide RMB 2,000 as security deposit for the factoring arrangement. The Group does not derecognize customers’ accounts receivable when receiving advance payment from the institution. The Group is required to pay the principal and interest to the institution on due. The proceeds from the institution used to settle the accounts receivable and subsequent repayment to the financial institution are considered financing activities and reported as “Proceeds from other financing activities” and “Repayment for other financing activities” on the consolidated statements of cash flows, respectively. The interest rate charged from the institution was at annual rate of 8.5% in 2021, renewed in 2022 of 9% and in 2023 of 10.5%.

As of December 31, 2022 and 2023, the outstanding borrowings from the factoring arrangements were RMB 40,112 and RMB 40,353 respectively, which is repayable within one year and are included in “Accrued expenses and other current liabilities” on the consolidated balance sheets. The rollforward of outstanding borrowing from the factoring arrangements for years ended December 31, 2022, and 2023, are as follows:

	As of December 31,
	2022	2023
Outstanding borrowing at the beginning of the year	602	40,112
Borrowing received during the year	333,117	405,122
Borrowing repaid during the year	(293,607)	(404,881)
Outstanding borrowing at the end of the year	40,112	40,353

2.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(aj) Structured payment arrangement (Continued)

Guaranteed customer loans

Since 2022, the Group cooperated with a bank to provide a borrowing facility for its customers, who applied for loans directly with the bank. If the loans are approved by the bank, the proceeds, which represent the total order amount, are remitted to the Group by way of the customers’ entrustment. Customers repay the loan principal directly to the bank and the Group pays the loan interest at an annual interest rate, which is no more than 5.5%, within the shorter of borrowing period and 45 days. The agreement require that the entity provide RMB 10,000 as security for the factoring arrangement. Besides, the Group also provides guarantee to the bank with respect to its customers’ repayment of the loans. In the event that the customers default on the repayment, the Group must return the prepayments to the bank within a prescribed period of time. The substance of the arrangement is that the Group borrowed funds from the bank using the customers’ credit as collateral. The Group records the entire payment in “Accrued expenses and other current liabilities” on the consolidated balance sheets and recognize the interest expense as deduction of revenue in the consolidated statements of comprehensive loss.

For customer loans received directly from the bank, the Group determines this portion was classified as “Proceeds from other financing activities” in its statements of cash flows. During the credit term, constructive receipts and disbursements are recognized by recognizing the repayment of loans as “Repayment for other financing activities” and the receipt of order payment as an operating cash inflow. The rollforward of outstanding guaranteed customer loans for years ended December 31, 2022, and 2023, are as follows:

	As of December 31,
	2022	2023
Outstanding guaranteed customer loans at the beginning of the year	—	46,512
Guaranteed during the year	46,512	742,464
Repaid by customers during the year	—	(733,977)
Outstanding guaranteed customer loans at the end of the year	46,512	54,999